Debentures (Details) - Schedule of Aggregate Principal Annual Payments of Debentures $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Aggregate Principal Annual Payments Of Debentures Abstract
2023	$ 62,180
2024	71,830
2025	86,168
2026	86,168
2027	67,606
Total	$ 373,952